5. Equity Method Investment	12 Months Ended
Dec. 31, 2014
Notes
5. Equity Method Investment:

5.       EQUITY METHOD INVESTMENT:

          The Company has one investment accounted for using the equity method of accounting.  On November 1, 2013, the Company invested $10.0 million in Meritage Capital, Centennial Absolute Return Fund, L.P. (the "Fund").  An additional $15.0 was invested in the same fund on April 1, 2014.  The carrying value of this investment was $26.1 million as of December 31, 2014, which represents a 25.76% ownership interest in the Fund.  The carrying value of this investment was $10.2 million as of December 31, 2013, which represents a 12.14% ownership interest in the Fund.  The Company earned $.8 million and $.2 million from this investment during 2014 and 2013, respectively, which was recorded in other revenue on the Company's consolidated statement of income.  With at least 60 days notice, the Company has the ability to redeem its investment in the Fund at the end of any calendar quarter.

Condensed financial statement information of the equity method investment is as follows:

	December 31, 2014	December 31, 2013
Company's equity method investment	$ 26,059,579	$ 10,211,635
Partnership assets	$ 104,677,496	$ 88,602,340
Partnership liabilities	$ 2,667,002	$ 2,873,918
Partnership net income	$ 4,560,544	$ 7,983,103